The main foreign currency balances in the consolidated financial statements, based on the nature of the related items, are as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets1Member
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil	R$ 10,851,016	R$ 15,835,124	R$ 15,359,225
Financial ssets/liabilities measured at fair value through profit or loss held for trading	2,587,588	27,012,315	3,349,879
Financial assets measured at fair value through other comprehensive income	17,102,273	17,062,156	20,386,034
Financial assets/liabilities measured at amortized cost	70,283,097	52,002,476	68,996,884
Total	100,823,974	111,912,070	108,092,022
Liabilities1Member
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil
Financial ssets/liabilities measured at fair value through profit or loss held for trading	21,784,041	7,867,168	3,210,360
Financial assets measured at fair value through other comprehensive income
Financial assets/liabilities measured at amortized cost	86,184,330	118,142,613	44,140,284
Total	R$ 107,968,371	R$ 126,009,781	R$ 47,350,644